Investment Objectives and Goals	Aug. 21, 2026
GraniteShares 2x Long XNDU Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change in the price of the common stock of Xanadu Quantum Technologies (Nasdaq: XNDU) (the “Underlying Stock”).

GraniteShares 2x Short XNDU Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the price of the common stock of Xanadu Quantum Technologies (Nasdaq: XNDU) (the “Underlying Stock”).